Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 377,417.6		₨ 654,058.0	$ 5,006.2
Weighted average interest rate	3.20%		5.30%	3.20%
Maximum amount outstanding	₨ 971,364.0	$ 12,884.5	₨ 957,026.5
Average amount outstanding	493,786.9	$ 6,549.8	705,161.6
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	11,339.8		9,155.9	$ 150.4
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	73,737.9		363,921.2	978.1
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	₨ 292,339.9		₨ 280,980.9	$ 3,877.7